CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Short Term Loans
	US dollars
	December 31,
(in thousands)	2025	2024

Short-term loans - linked to the Mexican Pezo	-	114
Credit line utilized	-	-
	-	114